ING LOGO AMERICAS US Legal Services

Nicole L. Molleur Paralegal (860) 723-2256 Fax: (860) 723-2215 nicole.molleur@us.ing.com

October 4, 2007

Securities and Exchange Commission 100 F Street, N.E. Washington, DC 20549 Attention: Filing Desk

Re:	ReliaStar Life Insurance Company and its Separate Account N
Prospectus Title: ING Advantage CenturySM Variable Annuity
File Nos.: 333-100207 and 811-09002
Rule 497(j) Filing

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “33 Act”), this is to certify that the
Supplement to the Contract Prospectus and Statement of Additional Information ("SAI") and
SAI dated October 1, 2007 contained in Post-Effective Amendment No. 14 to the Registration
Statement on Form N-4 (“Amendment No. 14”) for Separate Account N of ReliaStar Life Insurance
Company (the “Registrant”) that would have been filed pursuant to Rule 497(c) under the 33 Act would not have differed from that contained in Amendment No. 14 which was declared effective on October 1, 2007. The text of Amendment No. 14 was filed electronically on October 1, 2007.

If you have any questions regarding this submission, please contact the undersigned or Michael
Pignatella at 860-723-2239.

Sincerely,

/s/ Nicole L. Molleur Nicole L. Molleur

Hartford Site 151 Farmington Avenue, TS31 Hartford, CT 06156-8975	ING North America Insurance Corporation